Stockholders' Equity (Details) - Schedule of the company’s stock option activity - USD ($)			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of the company’s stock option activity [Abstract]
Number of options, Options Outstanding (in Shares)								250,000
Weighted Average Exercise Price, Options Outstanding								$ 0.6
Weighted Average Grant-date Fair Value, Options Outstanding								$ 2.8
Weighted Average Remaining Contractual Life (Years), Options Outstanding								8 months 1 day
Aggregate Intrinsic Value, Options Outstanding (in Dollars)
Number of options, Less: Option expired (in Shares)							(250,000)
Weighted Average Exercise Price, Less: Option expired							$ 0.6
Weighted Average Grant-date Fair Value, Less: Option expired							$ 2.8
Weighted Average Remaining Contractual Life (Years), Less: Option expired
Aggregate Intrinsic Value, Less: Option expired (in Dollars)